UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22535

Ares Dynamic Credit Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

2000 Avenue of the Stars 12th Floor Los Angeles, California		90067
(Address of principal executive offices)		(Zip code)

Thomas Griffin Ian Fitzgerald 245 Park Avenue 44th Floor New York, New York 10167
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 201-4200

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2019

ITEM 1.   SCHEDULE OF INVESTMENTS.

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments

As of July 31, 2019 (Unaudited)

	Principal Amount	Value (a)
Senior Loans 33.4% (b)(c)(e)
Aerospace & Defense 0.3%
B.C. Unlimited Liability Co., Initial 1st Lien Term Loan B-2, (Canada), 3M LIBOR + 4.00%, 6.33%, 04/06/2026	$449,092	$451,589
Dynasty Acquisition Co., Inc., Initial 1st Lien Term Loan B-1, 3M LIBOR + 4.00%, 6.33%, 04/06/2026	835,311	839,956
		1,291,545
Automotive 1.6%
Navistar, Inc., Tranche 1st Lien Term Loan B, 1M LIBOR + 3.50%, 5.83%, 11/06/2024	4,089,913	4,097,602
Panther BF Aggregator 2, LP, Initial 1st Lien Term Loan B, 1M LIBOR + 3.50%, 5.73%, 04/30/2026	2,000,000	1,998,760
		6,096,362
Banking, Finance, Insurance & Real Estate 2.9%
Asurion, LLC, 2nd Lien Term Loan B-2, 1M LIBOR + 6.50%, 8.73%, 08/04/2025	2,549,695	2,593,244
Asurion, LLC, Replacement 1st Lien Term Loan B-6, 1M LIBOR + 3.00%, 5.23%, 11/03/2023	951,129	952,917
Financiere Holding CEP, EUR Facility 1st Lien Term Loan B, (France), 3M EURIBOR + 4.25%, 4.25%, 01/16/2025	€3,000,000	3,325,651
Forest City Enterprises, LP, Initial 1st Lien Term Loan B, 1M LIBOR + 4.00%, 6.23%, 12/08/2025	$1,988,464	2,003,994
Refinitiv U.S. Holdings, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.75%, 5.98%, 10/01/2025	2,493,734	2,491,066
		11,366,872
Beverage, Food & Tobacco 0.5%
IRB Holding Corp., 1st Lien Term Loan B, 3M LIBOR + 3.25%, 5.55%, 02/05/2025	1,994,949	1,985,693

Capital Equipment 0.3%
Avantor Funding, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.00%, 5.23%, 11/21/2024	1,012,447	1,020,881

Chemicals, Plastics & Rubber 2.0%
HII Holding Corp., 1st Lien Term Loan, PRIME + 2.25%, 7.75%, 12/20/2019 (g)	970,964	969,750
HII Holding Corp., 2nd Lien Term Loan, PRIME + 7.50%, 13.00%, 12/21/2020	1,500,000	1,492,500
Perstorp Holding AB, Facility 1st Lien Term Loan B, (Sweden), L + 4.75%, 02/27/2026 (f)	3,000,000	2,900,640
Starfruit Finco B.V, Initial 1st Lien Term Loan B, (Netherlands), 1M LIBOR + 3.25%, 5.61%, 10/01/2025	2,536,378	2,489,887
		7,852,777
Construction & Building 1.3%
Forterra Finance, LLC, Replacement 1st Lien Term Loan B, 1M LIBOR + 3.00%, 5.23%, 10/25/2023	2,480,867	2,303,485
The Hillman Group, Inc., Initial 1st Lien Term Loan B, 1M LIBOR + 4.00%, 6.23%, 05/30/2025	2,798,260	2,722,483
		5,025,968
Consumer goods: Durable 0.6%
Sundyne U.S. Purchaser, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 4.00%, 6.40%, 05/15/2026 (g)	2,170,732	2,165,305

Containers, Packaging & Glass 2.0%
BWAY Holding Co., Initial 1st Lien Term Loan B, 3M LIBOR + 3.25%, 5.59%, 04/03/2024	2,729,114	2,683,074
Irel AcquiCo GmbH, Facility 1st Lien Term Loan A, (Germany), L + 3.75%, 05/29/2026 (f)	€2,258,065	2,521,051
Tank Holding Corp., Initial 1st Lien Term Loan B, 3M LIBOR + 4.00%, 6.79%, 03/26/2026	$2,651,079	2,659,377
		7,863,502
Energy: Oil & Gas 0.9%
Blackstone CQP Holding Co., LP, Initial 1st Lien Term Loan B, 3M LIBOR + 3.50%, 5.89%, 09/30/2024	3,550,646	3,563,961

Healthcare & Pharmaceuticals 7.0%
Albany Molecular Research, Inc., 2nd Lien Term Loan, 1M LIBOR + 7.00%, 9.23%, 08/30/2025	1,000,000	997,500
Albany Molecular Research, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.25%, 5.48%, 08/30/2024	1,446,268	1,427,466
Auris Luxembourg III SARL, Facility 1st Lien Term Loan B2, (Luxembourg), 1M LIBOR + 3.75%, 5.98%, 02/27/2026	1,995,978	2,000,968
Concentra, Inc., 2nd Lien Term Loan, 3M LIBOR + 6.50%, 8.96%, 06/01/2023	2,999,987	3,012,497
CPI Holdco, LLC, 1st Lien Closing Date Term Loan, 1M LIBOR + 3.50%, 5.73%, 03/21/2024 (g)	2,487,277	2,487,277
Gentiva Health Services, Inc., Initial 1st Lien Closing Date Term Loan, 1M LIBOR + 3.75%, 6.00%, 07/02/2025	2,905,294	2,919,820
Hanger, Inc., 1st Lien Term Loan, 1M LIBOR + 3.50%, 5.73%, 03/06/2025	3,826,563	3,828,973
Immucor, Inc., 1st Lien Term Loan B-3, 3M LIBOR + 5.00%, 7.33%, 06/15/2021	1,874,876	1,869,401
National Mentor Holdings, Inc., Initial 1st Lien Term Loan B, 1M LIBOR + 4.25%, 6.49%, 03/09/2026	1,511,624	1,519,183
National Mentor Holdings, Inc., Initial 1st Lien Term Loan C, 1M LIBOR + 4.25%, 6.49%, 03/09/2026	94,125	94,596

	Principal Amount	Value (a)
Senior Loans (b)(c)(e) (continued)
Healthcare & Pharmaceuticals (continued)
Radiology Partners, Inc., 2nd Lien Term Loan B, 3M LIBOR + 8.25%, 10.56%, 07/09/2026 (g)	$1,923,888	$1,921,483
Radiology Partners, Inc., 1st Lien Term Loan B, 3M LIBOR + 4.75%, 7.06%, 07/09/2025	1,548,614	1,534,290
Radnet Management, Inc., 1st Lien Term Loan B-1, 3M LIBOR + 3.50%, 5.83%, 06/30/2023	3,045,414	3,049,221
RegionalCare Hospital Partners Holdings, Inc., 1st Lien Term Loan B, 1M LIBOR + 4.50%, 6.77%, 11/16/2025	673,336	677,039
		27,339,714
High Tech Industries 5.2%
Applied Systems, Inc., 2nd Lien Term Loan, 3M LIBOR + 7.00%, 9.33%, 09/19/2025	2,500,000	2,519,800
Carbonite, Inc., Initial 1st Lien Term Loan B, 1M LIBOR + 3.75%, 6.15%, 03/26/2026	1,834,029	1,828,674
Diebold Nixdorf Inc., 1st Lien Term Loan A1, 1M LIBOR + 9.25%, 11.50%, 08/31/2022	2,118,103	2,249,172
Dun & Bradstreet Corp., Initial 1st Lien Term Loan, 1M LIBOR + 5.00%, 7.24%, 02/06/2026	3,000,000	3,017,820
Ellie Mae, Inc., 1st Lien Term Loan, 3M LIBOR + 4.00%, 6.53%, 04/17/2026	1,959,765	1,959,765
Huskies Parent, Inc., 1st Lien Closing Date Term Loan, L + 4.00%, 07/31/2026 (f)(g)	2,045,045	2,045,045
Hyland Software, Inc., 2nd Lien Term Loan, 1M LIBOR +7.00%, 9.23%, 07/07/2025	1,750,000	1,754,375
MH Sub I, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 3.75%, 5.98%, 09/13/2024	2,493,655	2,478,069
Oberthur Technologies S.A.S., EUR Facility 1st Lien Term Loan B, (France), 3M EURIBOR + 3.75%, 3.75%, 01/10/2024	€2,500,000	2,696,549
		20,549,269
Media: Broadcasting & Subscription 1.9%
Diamond Sports Group, LLC, 1st Lien Term Loan, L + 3.50%, 07/17/2026 (f)	$1,851,852	1,854,907
Intelsat Jackson Holdings S.A., 1st Lien Term Loan B4, (Luxembourg), 1M LIBOR + 4.50%, 6.74%, 01/02/2024	703,125	708,750
Intelsat Jackson Holdings S.A., Tranche 1st Lien Term Loan B-3, (Luxembourg), 1M LIBOR + 3.75%, 5.99%, 11/27/2023	1,800,000	1,803,852
Nexstar Media Group, Inc., 1st Lien Incremental Term Loan, L + 2.75%, 06/19/2026 (f)	2,000,000	1,999,580
Sinclair Broadcast Group, Inc., 1st Lien Term Loan, L + 2.50%, 07/17/2026 (f)	660,959	661,786
Sinclair Broadcast Group, Inc., 1st Lien Term Loan, L + 2.50%, 07/17/2026 (f)	566,537	567,245
		7,596,120
Media: Diversified & Production 0.5%
Equinox Holdings, Inc., Initial 2nd Lien Term Loan, 1M LIBOR + 7.00%, 9.23%, 09/06/2024	1,850,000	1,854,625

Retail 1.4%
Bass Pro Group, LLC, 1st Lien Term Loan B, 1M LIBOR + 5.00%, 7.23%, 09/25/2024	1,496,193	1,413,363
Mister Car Wash Holdings, Inc., 1st Lien Delayed Draw Term Loan, L + 3.50%, 05/14/2026 (d)	98,540	(226)
Mister Car Wash Holdings, Inc., Initial 1st Lien Term Loan B, 1M LIBOR + 3.50%, 5.83%, 05/14/2026	1,970,792	1,966,279
Petco Animal Supplies, Inc., 1st Lien Term Loan B, 3M LIBOR + 3.25%, 5.51%, 01/26/2023	2,928,492	2,264,339
		5,643,755
Services: Business 3.1%
AVSC Holding Corp., 1st Lien Term Loan, 3M LIBOR + 3.25%, 5.58%, 03/03/2025	2,493,687	2,423,564
Casmar Holdings, Ltd., Initial 1st Lien Term Loan, (Australia), 1M LIBOR + 4.50%, 6.74%, 12/20/2023 (g)	864,676	782,531
Kronos, Inc., Initial 2nd Lien Term Loan, L + 8.25%, 11/01/2024 (f)	1,525,000	1,571,711
NEP, Initial 1st Lien Term Loan, 1M LIBOR + 3.25%, 5.48%, 10/20/2025	1,621,850	1,620,504
Packers Holdings, LLC, Initial 1st Lien Term Loan B, 3M LIBOR + 3.00%, 5.32%, 12/04/2024 (f)	2,410,549	2,377,404
West Corp., 1st Lien Term Loan B, 3M LIBOR + 4.00%, 6.52%, 10/10/2024	3,491,139	3,255,487
		12,031,201
Services: Consumer 1.6%
Global Education Management Systems Establishment, 1st Lien Term Loan, (United Arab Emirates), L + 5.00%, 07/30/2026 (f)	2,387,372	2,381,404
St. George’s University Scholastic Services, LLC, 1st Lien Term Loan B, 1M LIBOR + 3.50%, 5.74%, 07/17/2025	3,939,124	3,946,529
		6,327,933
Telecommunications 0.3%
Sprint Communications, Inc., 1st Lien Incremental Term Loan B, 1M LIBOR + 3.00%, 5.25%, 02/02/2024	1,374,671	1,373,379
Total Senior Loans (Cost: $131,135,422)		130,948,862

	Principal Amount	Value (a)
Corporate Bonds 61.8%
Aerospace & Defense 2.0%
Bombardier, Inc., 144A, (Canada), 7.50%, 12/01/2024 (b)	$1,500,000	$1,546,425
Bombardier, Inc., 144A, (Canada), 8.75%, 12/01/2021 (b)	2,250,000	2,452,500
DAE Funding, LLC, 144A, 5.75%, 11/15/2023 (b)	900,000	946,125
Leidos, Inc., 7.13%, 07/01/2032	2,500,000	2,737,500
		7,682,550
Automotive 2.3%
American Axle and Manufacturing, Inc., 6.63%, 10/15/2022	3,500,000	3,543,995
Goodyear Tire and Rubber Co., 8.75%, 08/15/2020	3,522,000	3,698,100
Panther BF Aggregator 2, LP, 144A, 8.50%, 05/15/2027 (b)	1,760,000	1,788,600
		9,030,695
Banking, Finance, Insurance & Real Estate 3.1%
Acrisure, LLC, 144A, 8.13%, 02/15/2024 (b)	1,762,000	1,881,111
Acrisure, LLC, 144A, 10.13%, 08/01/2026 (b)(j)	1,023,000	1,049,598
Alliant Holdings Intermediate, LLC, 144A, 8.25%, 08/01/2023 (b)	1,250,000	1,278,125
Ally Financial, Inc., 7.50%, 09/15/2020	500,000	523,750
Ally Financial, Inc., 8.00%, 03/15/2020	2,250,000	2,320,312
Builders FirstSource, Inc., 144A, 6.75%, 06/01/2027 (b)	906,000	953,565
KB Home, 8.00%, 03/15/2020	2,500,000	2,568,750
Tempo Acquisition, LLC, 144A, 6.75%, 06/01/2025 (b)	1,402,000	1,445,813
		12,021,024
Beverage, Food & Tobacco 0.2%
Simmons Foods, Inc., 144A, 7.75%, 01/15/2024 (b)	660,000	709,500

Capital Equipment 2.1%
Avantor, Inc., 144A, 9.00%, 10/01/2025 (b)	3,000,000	3,324,390
Welbilt, Inc., 9.50%, 02/15/2024	4,398,000	4,727,850
		8,052,240
Chemicals, Plastics & Rubber 3.3%
Aruba Investments, Inc., 144A, 8.75%, 02/15/2023 (b)	2,500,000	2,500,000
Blue Cube Spinco, Inc., 9.75%, 10/15/2023	5,500,000	6,050,000
CF Industries, Inc., 7.13%, 05/01/2020	3,500,000	3,600,625
Starfruit Finco B.V, 144A, (Netherlands), 8.00%, 10/01/2026 (b)	800,000	792,000
		12,942,625
Construction & Building 0.7%
Tutor Perini Corp., 144A, 6.88%, 05/01/2025 (b)	2,758,000	2,706,288

Consumer goods: Durable 0.7%
Energizer Holdings, Inc., 144A, 7.75%, 01/15/2027 (b)	2,500,000	2,714,275

Containers, Packaging & Glass 1.9%
Ardagh Packaging Finance PLC, 144A, (Ireland), 7.25%, 05/15/2024 (b)	1,500,000	1,583,280
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	4,350,000	5,111,250
Trivium Packaging Finance B.V., 144A, (Netherlands), 8.50%, 08/15/2027 (b)(j)	867,000	914,936
		7,609,466
Energy: Oil & Gas 6.9%
Cheniere Energy Partners, LP, 5.63%, 10/01/2026	455,000	481,162
Denbury Resources, Inc., 144A, 9.00%, 05/15/2021 (b)	2,500,000	2,356,250
Energy Transfer Operating, LP, 7.50%, 10/15/2020	6,000,000	6,336,618
Exterran Energy Solutions, LP, 8.13%, 05/01/2025	3,001,000	3,046,015
Great Western Petroleum, LLC, 144A, 9.00%, 09/30/2021 (b)	2,503,000	2,165,095
Laredo Petroleum, Inc., 6.25%, 03/15/2023	3,500,000	3,141,250

	Principal Amount	Value (a)
Corporate Bonds (continued)
Energy: Oil & Gas (continued)
Seven Generations Energy, Ltd., 144A, (Canada), 6.88%, 06/30/2023 (b)	$2,500,000	$2,556,250
Vine Oil and Gas, LP, 144A, 9.75%, 04/15/2023 (b)	1,824,000	1,103,520
Williams Cos., Inc., 8.75%, 03/15/2032	4,000,000	5,707,402
		26,893,562
Environmental Industries 0.8%
GFL Environmental, Inc., 144A, (Canada), 7.00%, 06/01/2026 (b)	1,300,000	1,342,250
GFL Environmental, Inc., 144A, (Canada), 8.50%, 05/01/2027 (b)	1,707,000	1,869,165
		3,211,415
Healthcare & Pharmaceuticals 4.7%
Bausch Health Cos, Inc., 144A, (Canada), 7.00%, 03/15/2024 (b)	1,000,000	1,055,000
HCA, Inc., 7.50%, 02/15/2022	2,250,000	2,491,200
HCA, Inc., 7.69%, 06/15/2025	3,500,000	4,121,250
Immucor, Inc., 144A, 11.13%, 02/15/2022 (b)	3,261,000	3,322,143
Ortho-Clinical Diagnostics, Inc., 144A, 6.63%, 05/15/2022 (b)	2,703,000	2,635,425
RegionalCare Hospital Partners Holdings, Inc., 144A, 8.25%, 05/01/2023 (b)	2,500,000	2,661,750
Tenet Healthcare Corp., 8.13%, 04/01/2022	2,125,000	2,271,094
		18,557,862
High Tech Industries 3.7%
Dell International, LLC, 144A, 6.02%, 06/15/2026 (b)	3,750,000	4,146,162
Genesys Telecommunications Laboratories, Inc., 144A, 10.00%, 11/30/2024 (b)	6,000,000	6,547,500
Informatica, LLC, 144A, 7.13%, 07/15/2023 (b)	2,750,000	2,801,562
TIBCO Software, Inc., 144A, 11.38%, 12/01/2021 (b)	1,000,000	1,056,250
		14,551,474
Hotel, Gaming & Leisure 5.3%
Boyd Gaming Corp., 6.88%, 05/15/2023	3,625,000	3,747,344
Golden Nugget, Inc., 144A, 8.75%, 10/01/2025 (b)	3,500,000	3,666,250
International Game Technology PLC, 144A, (Great Britain), 6.25%, 02/15/2022 (b)	4,000,000	4,210,000
Jack Ohio Finance, LLC, 144A, 6.75%, 11/15/2021 (b)	750,000	766,515
Jack Ohio Finance, LLC, 144A, 10.25%, 11/15/2022 (b)	2,250,000	2,396,250
Scientific Games International, Inc., 6.63%, 05/15/2021	3,750,000	3,796,875
Scientific Games International, Inc., 10.00%, 12/01/2022	682,000	710,998
Scientific Games International, Inc., 144A, 8.25%, 03/15/2026 (b)	1,250,000	1,337,850
		20,632,082
Media: Advertising, Printing & Publishing 1.3%
Lee Enterprises, Inc., 144A, 9.50%, 03/15/2022 (b)	5,175,000	5,213,813

Media: Broadcasting & Subscription 7.6%
Belo Corp., 7.25%, 09/15/2027	5,750,000	6,411,250
CSC Holdings, LLC, 144A, 6.63%, 10/15/2025 (b)	1,000,000	1,062,500
CSC Holdings, LLC, 144A, 7.50%, 04/01/2028 (b)	1,750,000	1,927,188
CSC Holdings, LLC, 144A, 7.75%, 07/15/2025 (b)	550,000	591,250
CSC Holdings, LLC, 144A, 10.88%, 10/15/2025 (b)	1,760,000	2,004,763
Cumulus Media New Holdings, Inc., 144A, 6.75%, 07/01/2026 (b)	1,316,000	1,343,965
Diamond Sports Group, LLC, 144A, 6.63%, 08/15/2027 (b)	2,223,000	2,271,628
Gray Television, Inc., 144A, 7.00%, 05/15/2027 (b)	2,000,000	2,187,500
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	3,001,000	3,221,934
Intelsat Jackson Holdings S.A., 144A, (Luxembourg), 8.00%, 02/15/2024 (b)	2,500,000	2,597,125
Lamar Media Corp., 5.75%, 02/01/2026	3,000,000	3,164,100
Quebecor Media, Inc., (Canada), 5.75%, 01/15/2023	2,000,000	2,130,000
Scripps Escrow, Inc., 144A, 5.88%, 07/15/2027 (b)	1,080,000	1,091,005
		30,004,208

	Principal Amount	Value (a)
Corporate Bonds (continued)
Media: Diversified & Production 0.7%
Life Time Fitness, Inc., 144A, 8.50%, 06/15/2023 (b)	$2,745,000	$2,814,998

Metals & Mining 1.8%
Freeport-McMoRan, Inc., 6.88%, 02/15/2023	3,250,000	3,420,625
New Gold, Inc., 144A, (Canada), 6.25%, 11/15/2022 (b)	1,750,000	1,671,250
Zekelman Industries, Inc., 144A, 9.88%, 06/15/2023 (b)	1,850,000	1,949,437
		7,041,312
Retail 1.2%
L Brands, Inc., 6.75%, 07/01/2036	435,000	381,713
L Brands, Inc., 6.88%, 11/01/2035	1,500,000	1,335,000
L Brands, Inc., 7.50%, 06/15/2029	1,897,000	1,904,778
Michaels Stores, Inc., 144A, 8.00%, 07/15/2027 (b)	1,333,000	1,289,677
		4,911,168
Services: Business 1.1%
Solera, LLC, 144A, 10.50%, 03/01/2024 (b)	2,579,000	2,761,980
United Rentals North America, Inc., 6.50%, 12/15/2026	1,500,000	1,630,800
		4,392,780
Services: Consumer 0.4%
GEMS MENASA Cayman Ltd., 144A, (Cayman Islands), 7.13%, 07/31/2026 (b)(j)	1,639,000	1,673,829

Telecommunications 5.6%
Altice Financing S.A., 144A, 7.50%, 05/15/2026 (b)	500,000	523,750
Altice Finco S.A., 144A, (Luxembourg), 8.13%, 01/15/2024 (b)(j)	3,000,000	3,097,500
Altice France S.A., 144A, (France), 7.38%, 05/01/2026 (b)(j)	3,235,000	3,447,297
Altice France S.A., 144A, (France), 8.13%, 02/01/2027 (b)	769,000	837,249
Altice Luxembourg S.A., 144A, (Luxembourg), 7.75%, 05/15/2022 (b)	439,000	448,329
Altice Luxembourg S.A., 144A, (Luxembourg), 10.50%, 05/15/2027 (b)	1,000,000	1,058,750
Qwest Corp., 6.75%, 12/01/2021	1,750,000	1,878,887
Qwest Corp., 6.88%, 09/15/2033	3,750,000	3,734,084
Sprint Corp., 7.63%, 03/01/2026	1,425,000	1,592,480
T-Mobile USA, Inc., 6.38%, 03/01/2025	3,500,000	3,626,875
T-Mobile USA, Inc., 6.50%, 01/15/2026	1,500,000	1,597,050
		21,842,251
Transportation: Cargo 1.5%
XPO Logistics, Inc., 144A, 6.50%, 06/15/2022 (b)	1,500,000	1,523,820
XPO Logistics, Inc., 144A, 6.75%, 08/15/2024 (b)	3,995,000	4,258,470
		5,782,290
Utilities: Electric 2.9%
NRG Energy, Inc., 7.25%, 05/15/2026	4,500,000	4,858,290
NSG Holdings, LLC / NSG Holdings, Inc., 144A, 7.75%, 12/15/2025 (b)	2,177,780	2,338,392
TerraForm Power Operating, LLC, 144A, 6.63%, 06/15/2025 (b)	4,000,000	4,220,000
		11,416,682
Total Corporate Bonds (Cost: $237,906,880)		242,408,389

Collateralized Loan Obligations 47.4% (b)(g)(i)
Collateralized Loan Obligations - Debt 34.1% (c)
AMMC CLO XI, Ltd., (Cayman Islands), 3M LIBOR + 5.80%, 8.07%, 04/30/2031	2,000,000	1,801,948
AMMC CLO XI, Ltd., (Cayman Islands), 3M LIBOR + 7.95%, 10.22%, 04/30/2031	500,000	440,079
AMMC CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 7.35%, 9.63%, 07/25/2029	1,250,000	1,230,339
AMMC CLO XIX, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 9.30%, 10/15/2028	2,000,000	1,984,858
AMMC CLO XXII, Ltd., (Cayman Islands), 3M LIBOR + 5.50%, 7.78%, 04/25/2031	3,000,000	2,754,867

	Principal Amount	Value (a)
Collateralized Loan Obligations (b)(g)(i) (continued)
Collateralized Loan Obligations - Debt (c) (continued)
Apidos CLO XI, Ltd., (Cayman Islands), 3M LIBOR + 7.65%, 9.95%, 01/17/2028	$1,500,000	$1,499,877
Apidos CLO XX, Ltd., (Cayman Islands), 3M LIBOR + 5.70%, 8.02%, 07/16/2031	2,000,000	1,861,416
Apidos CLO XX, Ltd., (Cayman Islands), 3M LIBOR + 8.70%, 11.02%, 07/16/2031	850,000	790,628
Atlas Senior Loan Fund VII, Ltd., (Cayman Islands), 3M LIBOR + 8.05%, 10.57%, 11/27/2031	1,550,000	1,400,628
Bain Capital Credit CLO, Ltd. 2016-2, (Cayman Islands), 3M LIBOR + 7.04%, 9.34%, 01/15/2029	2,000,000	1,953,082
Canyon Capital CLO, Ltd., (Cayman Islands), 3M LIBOR + 5.75%, 8.05%, 07/15/2031	750,000	692,192
Carlyle Global Market Strategies CLO, Ltd. 2017-1, (Cayman Islands), 3M LIBOR + 6.00%, 8.28%, 04/20/2031	3,000,000	2,804,856
CBAM, Ltd. 2017-3, (Cayman Islands), 3M LIBOR + 6.50%, 8.80%, 10/17/2029	1,000,000	987,797
CBAM, Ltd. 2017-3, (Cayman Islands), 3M LIBOR + 6.50%, 8.80%, 10/17/2029	2,000,000	1,975,594
Cedar Funding CLO VIII, Ltd., (Cayman Islands), 3M LIBOR + 6.35%, 8.65%, 10/17/2030	2,000,000	1,927,696
Crestline Denali CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 6.35%, 8.61%, 10/23/2031	2,000,000	1,851,020
Crestline Denali CLO XV, Ltd., (Cayman Islands), 3M LIBOR + 7.35%, 9.63%, 04/20/2030	3,875,000	3,714,590
Denali Capital CLO XII, Ltd., (Cayman Islands), 3M LIBOR + 5.90%, 8.20%, 04/15/2031	5,000,000	4,553,715
Dryden 26 Senior Loan Fund, (Cayman Islands), 3M LIBOR + 5.54%, 7.84%, 04/15/2029	2,000,000	1,921,604
Dryden 40 Senior Loan Fund, (Cayman Islands), 3M LIBOR + 5.75%, 8.27%, 08/15/2031	3,000,000	2,811,837
Dryden 45 Senior Loan Fund, (Cayman Islands), 3M LIBOR + 5.85%, 8.15%, 10/15/2030	3,000,000	2,849,760
Dryden 68 CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.75%, 9.09%, 07/15/2032	1,250,000	1,249,881
Goldentree Loan Opportunities X, Ltd., (Cayman Islands), 3M LIBOR + 5.65%, 7.93%, 07/20/2031	1,750,000	1,669,871
Highbridge Loan Management, Ltd. 2013-2, (Cayman Islands), 3M LIBOR + 8.25%, 10.53%, 10/20/2029	2,250,000	2,059,031
Highbridge Loan Management, Ltd. 2014-4, (Cayman Islands), 3M LIBOR + 7.36%, 9.62%, 01/28/2030	2,000,000	1,738,560
ICG U.S. CLO, Ltd. 2018-2, (Cayman Islands), 3M LIBOR + 5.75%, 8.03%, 07/22/2031	1,200,000	1,070,489
KKR CLO 15, Ltd., (Cayman Islands), 3M LIBOR + 6.44%, 8.74%, 01/18/2032	3,000,000	2,797,857
LCM 30, Ltd., (Cayman Islands), 3M LIBOR + 6.95%, 9.52%, 04/20/2031	1,200,000	1,200,666
LCM XVII, LP, (Cayman Islands), 3M LIBOR + 6.00%, 8.30%, 10/15/2031	3,750,000	3,368,107
LCM XXIII, LP, (Cayman Islands), 3M LIBOR + 7.05%, 9.33%, 10/20/2029	3,000,000	2,899,851
Madison Park Funding XIV, Ltd., (Cayman Islands), 3M LIBOR + 7.77%, 10.05%, 10/22/2030	2,500,000	2,305,265
Madison Park Funding XXVI, Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 8.76%, 07/29/2030	1,500,000	1,463,612
Madison Park Funding XXXII, Ltd., (Cayman Islands), 3M LIBOR + 7.10%, 9.38%, 01/22/2031	3,000,000	2,984,793
Marble Point CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 6.53%, 8.81%, 01/20/2032	2,500,000	2,369,275
Mariner CLO, LLC 2019 1A E, (Cayman Islands), 3M LIBOR + 6.89%, 9.43%, 04/30/2032	1,000,000	991,237
Newark BSL CLO 1, Ltd., (Cayman Islands), 3M LIBOR + 6.75%, 9.01%, 12/21/2029	2,000,000	1,988,582
Northwoods Capital XII-B, Ltd., (Cayman Islands), 3M LIBOR + 5.79%, 8.20%, 06/15/2031	2,000,000	1,778,578
Oaktree CLO, Ltd. 2014-1, (Cayman Islands), 3M LIBOR + 6.30%, 8.84%, 05/13/2029	5,000,000	4,697,865
Oaktree CLO, Ltd. 2019-2, (Cayman Islands), 3M LIBOR + 6.77%, 9.25%, 04/15/2031 (j)	2,000,000	1,920,990
Octagon Investment Partners XV, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 9.30%, 07/19/2030	1,500,000	1,492,430
Octagon Investment Partners XXI, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 9.53%, 02/14/2031	2,075,000	2,025,310
Octagon Loan Funding, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 8.52%, 11/18/2031	3,000,000	2,836,338
OHA Credit Partners VII, Ltd., (Cayman Islands), 3M LIBOR + 7.50%, 10.02%, 11/20/2027	2,850,000	2,850,131
OHA Credit Partners XI, Ltd., (Cayman Islands), 3M LIBOR + 7.90%, 10.18%, 01/20/2032 (j)	2,750,000	2,514,075
OHA Credit Partners XII, Ltd., (Cayman Islands), 3M LIBOR + 5.45%, 7.71%, 07/23/2030	1,500,000	1,397,604
OZLM XI, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 9.27%, 10/30/2030	2,750,000	2,628,268
OZLM XXIII, Ltd. 2019-23A, (Cayman Islands), 3M LIBOR + 6.80%, 9.21%, 04/15/2032 (j)	1,750,000	1,712,984
Silver Creek CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 8.68%, 07/20/2030	1,000,000	946,915
Steele Creek CLO, Ltd. 2015-1, (Cayman Islands), 3M LIBOR + 8.85%, 11.37%, 05/21/2029	3,000,000	2,828,718
Steele Creek CLO, Ltd. 2016-1, (Cayman Islands), 3M LIBOR + 5.75%, 8.16%, 06/15/2031	3,000,000	2,656,965
TCI-Flatiron CLO, Ltd. 2018-1, (Cayman Islands), 3M LIBOR + 6.60%, 8.86%, 01/29/2032	3,000,000	2,954,580
TCI-Symphony CLO, Ltd. 2017-1, (Cayman Islands), 3M LIBOR + 6.45%, 8.75%, 07/15/2030	2,100,000	2,027,191
TICP CLO XIII, Ltd., (Cayman Islands), 3M LIBOR + 6.75%, 9.12%, 07/15/2032	2,500,000	2,484,675
Venture 28A CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.16%, 8.44%, 10/20/2029	3,000,000	2,886,423
Venture 36 CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.92%, 9.50%, 04/20/2032	2,000,000	1,931,260
Venture XXIV CLO, Ltd. 2016-24A, (Cayman Islands), 3M LIBOR + 6.72%, 9.00%, 10/20/2028	700,000	684,923
Venture XXVI CLO, Ltd. 2017-26A, (Cayman Islands), 3M LIBOR + 6.80%, 9.08%, 01/20/2029	1,000,000	959,615
Venture XXVII CLO, Ltd. 2017-27A, (Cayman Islands), 3M LIBOR + 6.35%, 8.63%, 07/20/2030	2,025,000	1,932,125
Venture XXVIII CLO, Ltd. 2017-28A, (Cayman Islands), 3M LIBOR + 6.16%, 8.44%, 10/20/2029	1,000,000	962,141
Vibrant CLO X, Ltd., (Cayman Islands), 3M LIBOR + 6.19%, 8.47%, 10/20/2031	3,000,000	2,754,993
Voya CLO, Ltd. 2013-3, (Cayman Islands), 3M LIBOR + 5.90%, 8.20%, 10/18/2031	2,750,000	2,628,937

	Principal Amount	Value (a)
Collateralized Loan Obligations (b)(g)(i) (continued)
Collateralized Loan Obligations - Debt (c) (continued)
Voya CLO, Ltd. 2015-3, (Cayman Islands), 3M LIBOR + 6.20%, 8.48%, 10/20/2031	$3,000,000	$2,793,663
Voya CLO, Ltd. 2017-3, (Cayman Islands), 3M LIBOR + 6.20%, 8.48%, 07/20/2030	2,390,000	2,321,462
Wellfleet CLO, Ltd. 2017-2, (Cayman Islands), 3M LIBOR + 6.75%, 9.03%, 10/20/2029	2,000,000	1,956,550
		133,531,169
Collateralized Loan Obligations - Equity 13.3%
Allegro CLO VIII, Ltd., (Cayman Islands), 16.99%, 07/15/2031	3,500,000	2,795,691
Allegro CLO, Ltd. 2017-1A, (Cayman Islands), 13.72%, 10/16/2030	2,000,000	1,854,260
AMMC CLO XXI, Ltd., (Cayman Islands), 11.44%, 11/02/2030	500,000	371,814
Atlas Senior Loan Fund III, Ltd., (Cayman Islands), 12.07%, 11/17/2027	1,800,000	715,788
Canyon Capital CLO, Ltd. 2019-1, (Cayman Islands), 13.23%, 04/15/2032	1,000,000	887,523
Carlyle Global Market Strategies CLO, Ltd. 2013-4, (Cayman Islands), 26.97%, 01/15/2031	1,259,000	696,094
Carlyle Global Market Strategies CLO, Ltd. 2017-3, (Cayman Islands), 10.26%, 07/20/2029	1,750,000	1,180,336
Carlyle Global Market Strategies CLO, Ltd. 2018-3, (Cayman Islands), 12.05%, 10/15/2030	3,222,500	2,441,260
Cedar Funding CLO IV, Ltd., (Cayman Islands), 19.85%, 07/23/2030	2,500,000	1,925,697
Cedar Funding CLO V, Ltd., (Cayman Islands), 17.04%, 07/17/2031	2,546,000	2,456,437
Cedar Funding CLO VI, Ltd., (Cayman Islands), 18.21%, 10/20/2028	2,000,000	1,689,742
Cedar Funding CLO VIII, Ltd., (Cayman Islands), 10.08%, 10/17/2030	2,000,000	1,529,822
Crestline Denali CLO XVI, Ltd. 2018-1A, (Cayman Islands), 13.32%, 01/20/2030	2,000,000	1,522,652
Dryden 57 CLO, Ltd., (Cayman Islands), 15.06%, 05/15/2031	573,500	517,610
Halcyon Loan Advisors Funding, Ltd. 2017-1, (Cayman Islands), 12.00%, 06/25/2029	1,750,000	1,161,668
ICG U.S. CLO, Ltd. 2018-2, (Cayman Islands), 18.24%, 07/22/2031	3,500,000	3,253,372
LCM XIII, LP, (Cayman Islands), 6.34%, 07/19/2027	2,175,000	906,577
LCM XV, LP, (Cayman Islands), 16.93%, 07/20/2030	5,875,000	2,506,845
LCM XXIII, LP, (Cayman Islands), 5.79%, 10/20/2029	3,100,000	1,611,005
Madison Park Funding XII, Ltd., (Cayman Islands), 12.44%, 07/20/2026	4,000,000	1,807,656
Madison Park Funding XXXI, Ltd., (Cayman Islands), 11.18%, 01/23/2048	2,000,000	1,551,128
Mariner CLO, Ltd. 2018-5, (Cayman Islands), 13.19%, 04/25/2031	2,567,500	2,065,636
Oaktree CLO, Ltd. 2015-1A, (Cayman Islands), 25.11%, 10/20/2027	4,000,000	2,822,052
Oaktree CLO, Ltd. 2018-1, (Cayman Islands), 15.52%, 10/20/2030 (j)	4,250,000	3,740,943
OHA Credit Partners VII, Ltd., (Cayman Islands), 9.56%, 11/20/2027	2,000,000	1,119,686
OZLM XIX, Ltd. 2017-19A, (Cayman Islands), 11.79%, 11/22/2030	2,440,000	1,689,632
OZLM XXI, Ltd. 2017-21A, (Cayman Islands), 12.96%, 01/20/2031	1,750,000	1,368,715
Venture XXX CLO, Ltd., (Cayman Islands), 15.00%, 01/15/2031	2,100,000	1,737,429
Vibrant CLO VI, Ltd., (Cayman Islands), 9.19%, 06/20/2029	1,500,000	1,006,395
Voya CLO, Ltd. 2017-2, (Cayman Islands), 10.84%, 06/07/2030	1,000,000	669,221
Wellfleet CLO, Ltd. 2018-3, (Cayman Islands), 11.61%, 01/20/2032	3,000,000	2,399,988
West CLO, Ltd. 2013-1, (Cayman Islands), 11/07/2025	500,000	111,312
		52,113,986
Total Collateralized Loan Obligations (Cost: $192,096,415)		185,645,155

	Shares
Common Stocks — 0.0% (b)(g)(l)
Energy: Oil & Gas — 0.0%
Templar Energy, LLC, Class A Common Equity	145,457	—
Templar Energy, LLC, Class A Preferred Equity (k)	254,588	—
Total Common Stocks (Cost: $7,606,719)		—

	Shares	Value (a)
Warrants — 0.0%(b)(g)(h)(l)
Media: Advertising, Printing & Publishing — 0.0%
Affinion Group Holdings, Inc.	7,874	$—
Total Warrants (Cost: $3,922,355)		—
Total Investments - 142.6% (Cost: $572,766,791)		$559,002,406
Liabilities in Excess of Other Assets - (42.6%)		(166,960,982)
Net Assets - 100.0%		$392,041,424

Footnotes:

(a)   Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. All investments are in United States enterprises unless otherwise noted.

(b)   All of Ares Dynamic Credit Allocation Fund, Inc. (the “Fund”) Senior Loans, Collateralized Loan Obligations, Common Stocks, Warrants and Corporate Bonds issued as 144A, which as of July 31, 2019 represented 114.1% of the Fund’s net assets or 75.1% of the Fund’s total assets, are subject to legal restrictions on sales.

(c)    Variable rate coupon rate shown as of July 31, 2019.

(d)   As of July 31, 2019, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. See Note 2 of the Notes to Financial Statements for further information on revolving and delayed draw loan commitments.

Unfunded security	Total revolving and delayed draw loan commitments	Less: drawn commitments	Total undrawn commitments
Mister Car Wash Holdings, Inc.	$98,540	$—	$98,540
Total	$98,540	$—	$98,540

(e)    Interest rates on floating rate term loans adjust periodically based upon a predetermined schedule. Stated interest rates in this schedule represents the “all-in” rate as of July 31, 2019.

(f)     This position or a portion of this position represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor plus a spread which was determined at the time of purchase.

(g)    Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 of the Notes to Financial Statements).

(h)   Non-income producing security as of July 31, 2019.

(i)       Collateralized Loan Obligations are all issued as 144A securities.

(j)      When-Issued or delayed delivery security based on typical market settlement convention for such security.

(k)   Payment-In-Kind security (“PIK”), which may pay interest/dividends in additional par/shares.

(l)       Security valued at fair value using methods determined in good faith by or under the direction of the board of trustees.

As of July 31, 2019, the aggregate cost of securities for Federal income tax purposes was $572,693,146. Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$9,575,613
Gross unrealized depreciation	(23,266,353)
Net unrealized depreciation	$(13,690,740)

Abbreviations:

144A	Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO	Collateralized Loan Obligation

Currencies:

€	Euro Currency
$	U.S. Dollars

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

As of July 31, 2019 (Unaudited)

(1) Organization

Ares Dynamic Credit Allocation Fund, Inc. (NYSE: ARDC) (“ARDC” or “Fund”) is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end, diversified, management investment company, and intends to qualify each year to be treated as a Regulated Investment Company, under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund commenced operations on November 27, 2012. Ares Capital Management II LLC (the “Adviser”) was registered as a Registered Investment Adviser with the SEC on June 9, 2011 and serves as the investment adviser to the Fund.

Investment Objective and Policies

The Fund’s investment objective is to seek an attractive risk adjusted level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) senior secured loans (“Senior Loans”) made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds (“Corporate Bonds”) that are primarily high yield issues rated below investment grade, (iii) other fixed-income instruments of a similar nature that may be represented by derivatives, and (iv) securities issued by entities commonly referred to as collateralized loan obligations (“CLOs”) and other asset-backed securities. The Fund’s investments in CLOs may include investments in subordinated tranches of CLO securities. The Adviser will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio. Under normal market conditions, the Fund will not invest more than (i) 40% of its Managed Assets in CLOs and other asset-backed securities, or (ii) 10% of its Managed Assets in subordinated (or residual) tranches of CLO securities. “Managed Assets” means the total assets of the Fund (including any assets attributable to any preferred shares that may be issued or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.

(2) Significant Accounting Policies

Basis of Presentation

The accompanying schedule of investments has been prepared on an accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and includes the accounts of the Fund. The Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Adviser makes estimates and assumptions that affect the reported amounts and disclosures in the schedule of investments. Actual results may differ from those estimates and such differences may be material.

Investments Valuation

All investments in securities are recorded at their fair value. See Note 3 for more information on the Fund’s valuation process.

Interest Income

Interest income is recorded on the accrual basis to the extent that such amounts are expected to be collected, and adjusted for accretion of discounts and amortization of premiums.

The Fund may have investments that contain PIK provisions. The PIK interest, computed at the contractual rate specified, may be added to the principal balance and adjusted cost of the investments or paid out in cash and recorded as interest income.

Discounts and Premiums

Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method. The adjusted cost of investments represents the original cost adjusted for PIK interest, the accretion of discounts, and amortization of premiums.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (Continued)

As of July 31, 2019 (Unaudited)

Investment Transactions, Related Investment Income and Expenses

Investment transactions are accounted for on the trade date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is earned from settlement date and is recorded on the accrual basis. Realized gains and losses are reported on the specific identification method. Expenses are recorded on the accrual basis as incurred.

Foreign Currency Transactions

Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates effective on the date of valuation; and (ii) purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates prevailing on transaction dates.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Commitments and Contingencies

In the normal course of business, the Fund’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund’s custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the financial statements and reflected as an adjustment to the fair value of the related security in the Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded. As of July 31, 2019, the value of loans disclosed in the Schedule of Investments does not include unfunded commitments, which total $98,540.

(3) Investments

Fair Value Measurements

The Fund follows the provisions of ASC 820, Fair Value Measurements and Disclosures under U.S. GAAP, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. This standard defines fair value and establishes a hierarchal disclosure framework, which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value. ASC 820 defines “fair value” as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchal disclosure framework establishes a three-tier hierarchy to maximize the use of

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (Continued)

As of July 31, 2019 (Unaudited)

observable data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access

• Level 2 — Valuations based on quoted prices in markets that are not active or which all significant inputs are observable either directly or indirectly

• Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement

In addition to using the above inputs in investment valuations, the Fund continues to employ a valuation policy that is consistent with the provisions of ASC 820. Consistent with its valuation policy, the Fund evaluates the source of inputs, including any markets in which the Fund’s investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. The Fund’s valuation policy considers the fact that because there may not be a readily available market value for the investments in the Fund’s portfolio, therefore, the fair value of the investments may be determined using unobservable inputs.

The investments classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Senior loans and corporate debts: The fair value of senior loans and corporate debt is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. If the pricing services are unable to provide prices, the Adviser will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations: The fair value of CLOs is estimated based on various valuation models from third-party pricing services as well as internal models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Common Stocks: The fair value of common stocks is estimated using either broker quotes or an analysis of the enterprise value (“EV”) of the portfolio company. Enterprise value means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company’s EBITDA (generally defined as net

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (Continued)

As of July 31, 2019 (Unaudited)

income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Fund may also employ other valuation multiples to determine EV, such as revenues. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate enterprise value.

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior Loans	$—	$120,577,470	$10,371,392	$130,948,862
Corporate Bonds	—	242,408,389	—	242,408,389
Collateralized Loan Obligations	—	—	185,645,155	185,645,155
Common Stocks	—	—	—	—
Warrants	—	—	—	—
Total Investments	$—	$362,985,859	$196,016,547	$559,002,406

The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value. For the nine months ended July 31, 2019:

	Senior Loans	Collateralized Loan Obligations	Common Stock	Warrants	Total
Balance as of October 31, 2018	$22,406,933	$163,501,318	$3,350,830	$—	$189,259,081
Purchases (a)	11,230,216	61,777,883	—	—	73,008,099
Sales (b)	(16,235,269)	(30,851,712)	—	—	(47,086,981)
Net realized and unrealized gain/ (loss)	(14,317)	(8,869,239)	571,525	(3,922,355)	(12,234,386)
Net accrued discounts	5,387	86,905	—	—	92,292
Transfers in to Level 3	3,673,765	—	—	3,922,355	7,596,120
Transfers out of Level 3	(10,695,323)	—	(3,922,355)	—	(14,617,678)
Balance as of July 31, 2019	$10,371,392	$185,645,155	$—	$—	$196,016,547
Net change in unrealized appreciation/(depreciation) from Investments held as of July 31, 2019	$59,931	$(8,681,115)	$—	$—	$(8,621,184)

(a) Purchases include PIK interest and securities received from restructure.

(b) Sales include principal redemptions.

Investments were transferred into and out of Level 3 and into and out of Level 2 during the nine months ended July 31, 2019 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by the Adviser.

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation techniques used by the Adviser to measure fair value as of July 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs. The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund’s Level 3 securities are outlined in the table below.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (Continued)

As of July 31, 2019 (Unaudited)

	Fair Value	Valuation Technique	Unobservable Inputs	Range
Assets
Investments in securities
Senior Loans	$10,371,392	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A
Collateralized Loan Obligations	185,645,155	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A
Common Stock	—	Enterprise Value Analysis - Adjusted NAV	IOI	N/A
Warrants	—	Enterprise Value Analysis - Adjusted NAV	EBITA Multiple	10x
Total Level 3 Investments	$196,016,547

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q

Exhibit Number	Description of Exhibit

3 (a) (1)	Certification of Principal Executive Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002
3 (a) (2)	Certification of Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ares Dynamic Credit Allocation Fund, Inc.

By:
Seth J. Brufsky
President and Chief Executive Officer

Date: September 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Seth J. Brufsky
President and Chief Executive Officer

Date: September 27, 2019

By:
Scott Lem
Chief Financial Officer

Date: September 27, 2019

Exhibit 99.CERT

Exhibit 3 (a) (1)

CERTIFICATIONS

I, Seth J. Brufsky, certify that:

1.                                      I have reviewed this report on Form N-Q of Ares Dynamic Credit Allocation Fund, Inc.;

2.                                      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                                      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.                                      The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)                                 Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)                                 Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)                                  Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)                                 Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                                      The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)                                 All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)                                 Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Seth J. Brufsky
President and Chief Executive Officer

Date: September 27, 2019

Exhibit 3 (a) (2)

CERTIFICATIONS

I, Scott Lem, certify that:

1.             I have reviewed this report on Form N-Q of Ares Dynamic Credit Allocation Fund, Inc.;

2.             Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.             Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.             The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.             The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Scott Lem
Chief Financial Officer

Date: September 27, 2019